RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
29.	RELATED PARTY TRANSACTIONS

(a)Related parties

Names of the major related parties	Nature of relationship
Geely Holding	Entity controlled by the controlling shareholder of the Company
Ningbo Geely R&D	Entity controlled by the controlling shareholder of the Company
Zhejiang Liankong Technologies Co., Ltd. (“Zhejiang Liankong”)	Entity controlled by the controlling shareholder of the Company
LGIL	Entity controlled by the controlling shareholder of the Company
Founders Onshore Vehicle	Entity controlled by the controlling shareholder of the Company
Geely HK	Entity controlled by the controlling shareholder of the Company
Wuhan Geely Auto Parts Co., Ltd. (“Wuhan Geely Auto Parts”)	Entity controlled by the controlling shareholder of the Company
Zhejiang Geely Automobile Co., Ltd. Wuhan Branch (“Geely Auto Wuhan Branch”)	Entity controlled by the controlling shareholder of the Company
Ecarx	Entity controlled by the controlling shareholder of the Company
ECARX (Hubei) Technology Co., Ltd. (“Hubei Ecarx”)	Entity controlled by the controlling shareholder of the Company
Hubei ECARX Technology Co., Ltd.	Entity controlled by the controlling shareholder of the Company
LCL	Entity controlled by the controlling shareholder of the Company
Beijing Lotus Cars Sales Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Geely UK Limited	Entity controlled by the controlling shareholder of the Company
Volvo Car Corporation	Entity controlled by the controlling shareholder of the Company
Zhejiang Jirun Automobile Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Zhejiang Geely Automobile Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Hangzhou Xuanyu Human Resources Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Zhejiang Geely Business Service Co., Ltd.	Entity controlled by the controlling shareholder of the Company
China Euro Vehicle Technology AB	Entity controlled by the controlling shareholder of the Company
Radar New Energy Automobile (Zhejiang) Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Geely Automobile Group Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Lynk & Co Sales Netherlands BV	Entity controlled by the controlling shareholder of the Company
Geely Automobile Research Institute (Ningbo) Co., Ltd.	Entity controlled by the controlling shareholder of the Company
JChin (Shanghai) Mechanical and Electrical Equipment Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Polestar Automotive China Distribution Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Hangzhou Fenghua Souvenir Co.,Ltd.	Entity controlled by the controlling shareholder of the Company
Zhejiang Jisu procurement management Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Zhejiang Huanfu Technology Co.,Ltd.	Entity controlled by the controlling shareholder of the Company
Chengdu Jinluda Automobile Sales Service Co., Ltd.	Entity which is under significant influence of the Company
Hangzhou Luhongyuan Automobile Sales Service Co., Ltd.	Entity which is under significant influence of the Company
Hubei Changjiang Chegu Industry Investment Fund Partnership	Entity which is under significant influence of the Company
Wuxi Stardrive Technology Co., Ltd.	Entity which is under significant influence of the Company
Zhejiang Xitumeng Digital Technology Co., Ltd.	Entity that the controlling shareholder of the Company has significant influence
Northpole GLY 3 LP	Entity controlled by one of the directors of the Company
Lotus Cars USA Inc.	Entity controlled by the controlling shareholder of the Company
Lynk & Co Investment Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Hangzhou Geely EVUN Technology Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Jizhi Culture Creative Co., Ltd.	Entity controlled by the controlling shareholder of the Company
Volvo Personvagnar Aktiebolag	Entity controlled by the controlling shareholder of the Company
RENAULT S.A.S	Entity that the controlling shareholder of the Company has significant influence

During the years ended December 31, 2023, 2022 and 2021, in addition to the related party transactions disclosed in note 12 of Put Option Liabilities, note 14 of Exchangeable Notes, note 15 of Convertible Notes, note 17 of Redeemable Convertible Preferred Shares and note 20 of Ordinary Shares to the financial statements, the Group entered into the following significant related party transactions.

(b)Significant related party transactions

During the years ended December 31, 2023, 2022 and 2021, the Group entered into the following significant related party transactions:

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Provision of services(i)	12,573	8,344	3,280
Sales of goods(i)	3,432	23	—

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Payments on behalf of related parties ((ii).a)	4,022	244	—
Cash receipts by related parties on behalf of the Group ((ii).a)	3,695	—	—
Loans to related parties ((ii).b)	1,227	2,310	—
Interest income on loans due from related parties ((ii).b)	122	24	—
Purchase of products and services ((iii).a)	852,623	44,347	14,259
Purchase of products and services for R&D activities ((iii).b)	134,721	167,012	47,442
Purchase of equipment and software ((iii).c)	11,223	42,798	6,255
Payment by related parties on behalf of the Group ((iii).d)	14,514	2,952	—
Short-term lease cost ((iii).e)	765	347	243
Deposits received from related party suppliers ((iii).f)	251	1,584	—
Acquisition of the distribution right ((iii).g)	22,296	—	—
Interest expense on borrowing due to related parties (iv)	—	90	220
Repayment of borrowing from related party (iv)	—	10,573	—
Acquisition of right-of-use assets (v)	12,166	214	1,333
Payment of lease liabilities (v)	269	98	545
Purchase of Geely License (vi)	—	—	288,948
Purchase of trademark licenses (vii)	—	—	116,041
Payment of consideration for acquiring Lotus Tech Innovation Centre GmbH under common control (viii)	—	15,512	—
Payment for purchase of a short-term investment (ix)	—	10,000	—

(c)	Significant related party balances

The outstanding balances mainly arising from the above transactions as of December 31, 2023 and 2022 are as follows:

	As of December 31,
	2023	2022
	US$	US$
Accounts receivable – related parties (i)	22,430	8,545
Contract liabilities – related parties* (i)	1	8
Prepayments and other current assets – related parties (ii)	28,744	8,732
Other non-current assets – related parties ((ii).c)	2,706	—
Accounts payable-related parties ((iii).a)	340,419	5,770
Accrued expenses and other current liabilities – related parties (iii)	289,845	183,216
Other non-current liabilities – related parties ((iii).f)	1,634	1,584
Operating lease liabilities – related parties, current* (v)	840	13
Operating lease liabilities – related parties, non-current (v)	12,064	170
Investment securities – related parties (ix)	3,326	8,411
*	These items are included in accrued expenses and other current liabilities — related parties in the consolidated balance sheets as of December 31, 2023 and 2022.

Note:

(i)

The Group sold sports cars, BEV lifestyle models, auto parts and peripheral products and provided R&D services and other consulting services to a number of related parties. The Group provided services to related parties amounting to US$12,573, US$8,344 and US$3,280 for the years ended December 31, 2023, 2022 and 2021, respectively. The Group sold sports cars, BEV lifestyle models, auto parts and peripheral products to related parties amounting to US$3,432, US$23 and nil for the years end December 31, 2023, 2022 and 2021, respectively. Accounts receivable due from related parties arising from sales of goods and provision of services were US$22,430 and US$8,545 as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, receipts in advance of US$1 and US$8 were included in contract liabilities – related parties, respectively.

(ii)

Prepayments and other current assets – related parties other non-current assets – related parties of the Group are arising from transactions related to purchase of products and services (see note (iii).a), loans to related parties, and cash receipts on behalf of the Group as follows.

a.	The Group made payments of US$4,022, US$244 and nil on behalf of related parties for the years ended December 31, 2023, 2022 and 2021, respectively. Related parties collected cash receipts of US$3,695, nil and nil on behalf of the Group for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, receivables of US$4,271 and USD$244 was included in prepayments and other current assets – related parties, respectively.
b.	During the years ended December 31, 2023, 2022 and 2021, the Group provided unsecured short-term loans of US$1,227, US$2,310 and nil, respectively, to related parties with interest rates of 3.65%-4.5% per annum. The Group recognized interest income of US$122, US$24 and nil for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, the receivable for the loan principal and interest of US$3,010 and US$2,369 was included in prepayments and other current assets – related parties, respectively.
c.	As mentioned in note ((iii).a) and note ((iii).c) below, the amounts of prepayments to related parties for purchase of vehicles, auto parts and peripheral products of US$21,404 and US$6,119 were included in prepayments and other current assets – related parties as of December 31, 2023 and 2022, respectively. The amounts of prepayments to relate party for purchase of equipment of US$2,706 and nil was included in other non-current assets-related parties as of December 31, 2023 and 2022, respectively.
d.	As mentioned in note ((iii).e), the amounts of prepayments to related parties for short-term lease agreements of US$82 and nil were included in prepayments and other current assets – related parties as of December 31, 2023 and 2022, respectively.
e.	As of January 1, 2023, upon the adoption of ASC 326 as mentioned in note 2(j), the expected credit loss provision for prepayments and other current assets – related parties not under common control was US$12. For the year ended December 31, 2023, the Group recorded US$11 in expected credit losses for prepayments and other current assets – related parties not under common control in general and administrative expenses. As of December 31, 2023, the expected credit loss provision recorded in prepayments and other current assets – related parties not under common control was US$23.
(iii)

Accounts payable - related parties, accrued expenses and other current liabilities – related parties and other non-current liabilities– related parties are arising from transactions related to purchase of products and services, purchase of equipment and software, and payments by related parties on behalf of the Group as follows.

a.	The Group purchased sports cars, BEV lifestyle models, auto parts, peripheral products, commercial services relating to sales of sports cars and BEV lifestyle models and other consulting services from related parties. During the years ended December 31, 2023, 2022 and 2021, these purchases amounted to US$852,623, US$44,347 and US$14,259, among which, US$549,893, US$839 and US$ 331 were recognized as cost of goods sold for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, purchases including sports cars, BEVs lifestyle models, auto parts and peripheral products of US$248,331 and US$21,880 were recorded as inventories, respectively.

As of December 31, 2023 and 2022, the amounts due to related parties for purchase of office materials, commercial services relating to sales of sports cars and BEV lifestyle models and other consulting services of US$27,660 and US$8,684 were included in accrued expenses and other current liabilities – related parties, respectively.

As of December 31, 2023 and 2022, the amounts due to related parties for purchase of sports cars, BEV lifestyle models, auto parts and peripheral products of US$340,419 and US$5,770 was included in accounts payable-related parties, respectively.

b.	The Group purchased products and services from related parties for R&D activities. The Group recoded R&D expenses of US$134,721, US$167,012 and US$47,442 during the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, the amounts due to related partis for purchase of products and services for R&D activities of US$217,256 and US$162,942 were included in accrued expenses and other current liabilities – related parties, respectively.
c.	The Group purchased equipment and software of US$11,223, US$42,798 and US$6,255 from related parties for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, the amounts due to related parties for purchase of equipment and software of US$19,786 and US$8,366 were included in accrued expenses and other current liabilities – related parties, respectively.
d.	Related parties paid US$14,514 and US$2,952 on behalf of the Group in association with travelling expenses, staff salary and social welfare, and other miscellaneous expenses, of which US$1,605 and US$2,952 were included in accrued expenses and other current liabilities – related parties as of December 31, 2023 and 2022, respectively.
e.	The Group entered into short-term lease agreements with related parties to rent office spaces. During the years ended December 31, 2023, 2022 and 2021, the Group incurred short-term lease costs of US$765, US$347 and US$ 243, respectively. As of December 31, 2023 and 2022, payables for short-term leases of US$323 and US$272, respectively, were included in accrued expenses and other current liabilities – related parties, respectively.
f.	The Group received deposits of US$251, US$1,584 and nil from related parties for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, US$168 and nil were included in accrued expenses and other current liabilities – related parties, and US$1,634 and US$1,584 was included in other non-current liabilities-related parties, respectively.
g.	On January 31, 2023, the Group entered into a distribution agreement with LCL, a wholly owned subsidiary of LGIL and ultimately controlled by the Controlling Shareholder of the Company, pursuant to which the Group was appointed as the exclusive global distributor to distribute certain models of vehicles and to provide after-sale services and brand, marketing and public relations for such vehicles distributed by it since January 31, 2023, for a cash consideration of GBP18,055 (equivalent to US$22,296). As of December 31, 2023, payable for the distribution right of US$23,047 was included in accrued expenses and other current liabilities – related parties.
(iv)

In 2019, the Company’s subsidiary, Lotus Tech UK, borrowed a one-year unsecured loan from a related party with the principal amount of US$10,211,bearing an interest rate of 2% per annum, which was renewed to be mature on August 31, 2022. The borrowing was repaid in August 2022. During the years ended December 31, 2022 and 2021, the Group incurred interest expenses of US$90 and US$220, respectively.

(v)

The Group entered into lease agreements with related parties to rent office spaces and parking spaces. During the years ended December 31, 2023, 2022 and 2021, the Group recognized right-of-use assets of US$12,166, US$214 and US$1,333 from related parties, respectively. The Group paid lease liabilities of US$269, US$98 and US$545 during the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, current operating lease liabilities were US$840 and US$13, respectively, and non-current operating lease liabilities were US$12,064 and US$170, respectively.

(vi)

On March 12, 2021, the Group entered into a license agreement with Zhejiang Liankong, a subsidiary of Geely Holding. Under the terms of the agreement, the Group received a non-exclusive, perpetual, irrevocable and non-sublicensable license for the electric automotive chassis and autonomous driving technology platform (the “Geely License”) with consideration of US$288,948.

The Geely License is contractually restricted to be used in certain R&D projects of the Group. The Group concludes that the Geely License has no alternative future use, therefore the cost of the license has been expensed as research and development expenses in the consolidated and combined statement of comprehensive loss for the year ended December 31, 2021.

(vii)	In November 2021, the Group obtained the trademark licenses (Note 7), from Group Lotus Limited, a related party controlled by Geely Holding, by issuing the Company’s 47,995,443 ordinary shares to LGIL, a related party controlled by Geely Holding.
(viii)	On December 2, 2021, the Company, through its subsidiary, Lotus Technology Innovative Limited, entered into an equity transfer agreement, pursuant to which, Lotus Technology Innovative Limited agreed to acquire 100% equity interest in Lotus Tech Innovation Centre GmbH from a related party, Geely UK Limited, at the consideration of US$15,512, which was settled in June 2022. The transaction was accounted for as common control transaction and completed in June 2022.
(ix)

On May 13, 2022, the Company purchased a one-year convertible note (the “Note”) with the principal of US$10,000 issued by Ecarx. Upon the listing of Ecarx on December 21, 2022, the Note was automatically converted to the Class A ordinary shares of Ecarx (the “listed equity securities”) at conversion price of US$9.5 per share. As of December 31, 2023 and 2022, the fair value of listed equity securities was US$3,326 and US$8,411, respectively.

(d)Manufacturing agreement with the Geely Group

The Group entered into a manufacturing agreement with Geely Auto Wuhan Branch and Wuhan Geely Auto Parts (collectively as “OEMs”), for the manufacture of the Group’s electrical vehicles for 10 years starting from June 21, 2022. Pursuant to the manufacturing agreement, the Group commissioned OEMs for the production of electrical vehicles and agreed to authorize OEMs to access the Group’s technologies for the production of such models. The Group is mainly responsible for the design and development of the models, designation of suppliers, product announcement, and ensuring consistency with global standards of the Lotus brand. The Group also provides OEMs the necessary intellectual properties for the manufacture of electrical vehicles. OEMs are mainly responsible for the procurement and inspection of raw materials, production planning, production quality control, logistics and transportation of manufactured vehicles, and construction and operation of the manufacturing plant. Particularly, quality control is carried out in accordance with the Group’s quality assurance framework and approved by OEMs. In addition, OEMs are responsible for obtaining certificates for the manufactured vehicles.

(e)Lotus Application Entrusted Operation & Maintenance Contract with Wuhan Quanqing

The Group entered into an application entrusted operation & maintenance contract with Wuhan Quanqing, in May 2023. Pursuant to the contract, the Group will pay Wuhan Quanqing certain service fee for the entrusted daily operation and maintenance service provided by Wuhan Quanqing for the Group’s Lotus App. As of December 31, 2023, nil service fee has been incurred.

CIK 0001841024 L Catterton Asia Acquisition Corp
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On January 12, 2021, the Sponsor paid $25,000, or approximately $0.003 per share, to cover certain offering costs in consideration for 7,187,500 Class B ordinary shares, par value $0.0001 per share (the “Founder Shares”). Up to 937,500 Founder Shares were subject to forfeiture by the Sponsor, depending on the extent to which the underwriters’ over-allotment option is exercised. On March 24, 2021, the Underwriters partially exercised the over-allotment option which resulted in 912,719 of the Founder Shares no longer subject to forfeiture. On April 24, 2021, the underwriters’ over-allotment option to purchase up to an additional 99,126 additional units expired, having not been exercised, and accordingly, 24,781 Class B ordinary shares were forfeited by the Company’s initial shareholders for no consideration.

On August 10, 2022, a former director resigned from the Company and transferred his 25,000 Founder Shares to the Sponsor. On August 10, 2022, the Company appointed a new director and the Sponsor transferred 25,000 Founder Shares to the appointed independent director. The transfer of the Founders Shares to an independent director, as described above, is within the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founders Shares were effectively transferred subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. A business combination is not probable until it is completed. Stock-based compensation would be recognized at the date a Business Combination is considered probable in an amount equal to the number of Founders Shares times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founders Shares. As of December 31, 2023 and 2022, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized.

The Sponsor, officers and directors have agreed not to transfer, assign or sell any of their Founder Shares until the earliest of (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property (the “Lock-up”). Any permitted transferees would be subject to the same restrictions and other agreements of the Company’s Sponsor, officers and directors with respect to any Founder Shares.

Due to Related Party

Commencing on the date the securities of the Company were first listed on the Nasdaq Capital Market, the Company will reimburse an affiliate of the Sponsor for office space, secretarial and administrative services incurred on behalf of members of the management team, in the amount of $10,000 per month. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. A total of $120,000 has been incurred for the year ended December 31, 2023, and $120,000 has been incurred for the year ended December 31, 2022, respectively.

As of December 31, 2023 and 2022, the Company owed the Sponsor $8,208,067 and $2,108,356, respectively. The due to related party at December 31, 2023 is comprised of $4,638,011 in amounts owed related to expenses the Sponsor paid on behalf of the Company, $3,300,000 in amounts owed pertaining to extension and $270,056 in amounts owed pertaining to administrative services, office space and secretarial support provided by the Sponsor. The due to related party at December 31, 2022 is comprised of $1,958,300 in amounts owed related to expenses the Sponsor paid on behalf of the Company and $150,056 in amounts owed pertaining to administrative services, office space and secretarial support provided by the Sponsor.

Working Capital Loans

In addition, in order to finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors, may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to it. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of the Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. Except as set forth above, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2023 and 2022, the Company had no borrowings under the Working Capital Loans.

On April 11, 2022, and re-issued on October 2, 2023, the Company obtained a commitment from the Sponsor to fund any working capital needs of the Company at least one year from the issuance of these financial statements through loans of up to an aggregate of $500,000.